Warrants - Additional Information (Details) - USD ($)		Jun. 30, 2023	May 12, 2023	Mar. 15, 2023	Dec. 31, 2022	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding		$ 17,404,967			$ 16,857,714			$ 69,714
Common stock, shares issued		18,121,238			12,699,668
Common stock, value	[1]	$ 2,000			$ 1,000
Warrant to purchase common stock, par value		$ 0.0001			$ 0.0001
SeaStar Medical, Inc. [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants						57,942
Legacy SeaStar Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants					69,714
Warrants outstanding					$ 7,000
Warrant to purchase common stock, par value						$ 11.5
SeaStar Medical Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		$ 69,714			69,714			69,714
Public Stockholders Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		10,350,000			$ 10,350,000		$ 10,350,000	0
Class of warrant or right exercise price					$ 0.01
Common stock, closing price per share					18
Public Stockholders Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price					$ 11.5
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		5,738,000			$ 5,738,000	$ 6,688		0
Private Placement Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price					$ 11.5
PIPE Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		700,000			$ 700,000	$ 700,000		$ 0
Common stock, shares issued						700,000
Warrant to purchase common stock, par value						$ 10
Convertible Note Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		$ 547,253		$ 328,352	$ 0
Class of warrant or right exercise price				$ 2.97
Warrants expire term				5 years
Issuance of convertible notes				$ 500,000
Second Convertible Note Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding			$ 218,901
Class of warrant or right exercise price			$ 2.97
Issuance of convertible notes			$ 75,000

[1]	Retroactively restated to give effect to the reverse recapitalization